Disclosure of detailed information about property, plant and equipment (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Statements [Line Items]
Property, plant and equipment at beginning of period	$ 104,432,710
Property, plant and equipment at end of period	101,981,838	$ 104,432,710
Cost [Member]
Statements [Line Items]
Property, plant and equipment at beginning of period	105,626,288	105,336,526
Additions	208,117	289,762
Transfer to asset held for sale	(2,605,147)
Disposals	(18,911)
Property, plant and equipment at end of period	103,210,347	105,626,288
Accumulated Depreciation [Member]
Statements [Line Items]
Property, plant and equipment at beginning of period	1,193,578	1,128,660
Depreciation expense	53,342	64,918
Disposals	(18,411)	0
Property, plant and equipment at end of period	1,228,509	1,193,578
Nechalacho REE Project [Member]
Statements [Line Items]
Property, plant and equipment at beginning of period	103,878,349
Property, plant and equipment at end of period	101,474,299	103,878,349
Nechalacho REE Project [Member] | Cost [Member]
Statements [Line Items]
Property, plant and equipment at beginning of period	103,878,349	103,618,668
Additions	201,097	259,681
Transfer to asset held for sale	(2,605,147)
Disposals	0
Property, plant and equipment at end of period	101,474,299	103,878,349
Nechalacho REE Project [Member] | Accumulated Depreciation [Member]
Statements [Line Items]
Property, plant and equipment at beginning of period	0	0
Additions		0
Depreciation expense	0	0
Disposals	0	0
Property, plant and equipment at end of period	0	0
Airstrip [Member]
Statements [Line Items]
Property, plant and equipment at beginning of period	381,414
Property, plant and equipment at end of period	360,790	381,414
Airstrip [Member] | Cost [Member]
Statements [Line Items]
Property, plant and equipment at beginning of period	646,860	646,860
Additions	0	0
Transfer to asset held for sale	0
Disposals	0
Property, plant and equipment at end of period	646,860	646,860
Airstrip [Member] | Accumulated Depreciation [Member]
Statements [Line Items]
Property, plant and equipment at beginning of period	265,446	243,029
Depreciation expense	20,624	22,417
Disposals	0	0
Property, plant and equipment at end of period	286,070	265,446
Computer and office equipment [Member]
Statements [Line Items]
Property, plant and equipment at beginning of period	40,062
Property, plant and equipment at end of period	26,848	40,062
Computer and office equipment [Member] | Cost [Member]
Statements [Line Items]
Property, plant and equipment at beginning of period	220,048	218,090
Additions	0	1,958
Transfer to asset held for sale	0
Disposals	(18,911)
Property, plant and equipment at end of period	201,137	220,048
Computer and office equipment [Member] | Accumulated Depreciation [Member]
Statements [Line Items]
Property, plant and equipment at beginning of period	179,986	161,448
Depreciation expense	12,714	18,538
Disposals	(18,411)	0
Property, plant and equipment at end of period	174,289	179,986
Land and Building [Member]
Statements [Line Items]
Property, plant and equipment at beginning of period	80,538
Property, plant and equipment at end of period	76,347	80,538
Land and Building [Member] | Cost [Member]
Statements [Line Items]
Property, plant and equipment at beginning of period	90,905	74,455
Additions	0	16,450
Transfer to asset held for sale	0
Disposals	0
Property, plant and equipment at end of period	90,905	90,905
Land and Building [Member] | Accumulated Depreciation [Member]
Statements [Line Items]
Property, plant and equipment at beginning of period	10,367	6,983
Depreciation expense	4,191	3,384
Disposals	0	0
Property, plant and equipment at end of period	14,558	10,367
Exploration equipment [Member]
Statements [Line Items]
Property, plant and equipment at beginning of period	52,347
Property, plant and equipment at end of period	36,642	52,347
Exploration equipment [Member] | Cost [Member]
Statements [Line Items]
Property, plant and equipment at beginning of period	695,532	683,859
Additions	0	11,673
Transfer to asset held for sale	0
Disposals	0
Property, plant and equipment at end of period	695,532	695,532
Exploration equipment [Member] | Accumulated Depreciation [Member]
Statements [Line Items]
Property, plant and equipment at beginning of period	643,185	622,606
Depreciation expense	15,705	20,579
Disposals	0	0
Property, plant and equipment at end of period	658,890	643,185
Leasehold improvements [member]
Statements [Line Items]
Property, plant and equipment at beginning of period	6,912
Property, plant and equipment at end of period	0	6,912
Leasehold improvements [member] | Cost [Member]
Statements [Line Items]
Property, plant and equipment at beginning of period	94,594	94,594
Additions	7,020
Transfer to asset held for sale	0
Depreciation expense		0
Disposals	0	0
Property, plant and equipment at end of period	101,614	94,594
Leasehold improvements [member] | Accumulated Depreciation [Member]
Statements [Line Items]
Property, plant and equipment at beginning of period	94,594	94,594
Additions		0
Depreciation expense	108
Disposals	0	0
Property, plant and equipment at end of period	$ 94,702	$ 94,594